LKCM Small-Mid Cap Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	6,490	$640,238

Banks - 4.5%
Pinnacle Financial Partners, Inc.	5,005	530,730
UMB Financial Corp.	6,087	615,396
Webster Financial Corp.	11,236	579,216
		1,725,342

Biotechnology - 2.0%
Natera, Inc. (a)	5,422	766,725

Building Products - 4.6%
Builders FirstSource, Inc. (a)	5,039	629,573
CSW Industrials, Inc.	2,130	620,937
Zurn Elkay Water Solutions Corp.	14,817	488,665
		1,739,175

Capital Markets - 5.0%
LPL Financial Holdings, Inc.	2,798	915,338
SEI Investments Co.	12,607	978,681
		1,894,019

Chemicals - 0.6%
Quaker Chemical Corp.	1,838	227,195

Commercial Services & Supplies - 3.5%
Casella Waste Systems, Inc. - Class A (a)	5,517	615,200
Tetra Tech, Inc.	24,679	721,861
		1,337,061

Construction & Engineering - 2.2%
AECOM	8,834	819,177

Construction Materials - 1.4%
Eagle Materials, Inc.	2,373	526,640

Distributors - 0.9%
Pool Corp.	1,121	356,870

Electronic Equipment, Instruments & Components - 2.3%
Trimble, Inc. (a)	13,514	887,194

Financial Services - 5.4%
AvidXchange Holdings, Inc. (a)	45,965	389,783
Corpay, Inc. (a)	2,438	850,180
Euronet Worldwide, Inc. (a)	7,618	813,983
		2,053,946

Health Care Equipment & Supplies - 1.9%
Merit Medical Systems, Inc. (a)	6,846	723,691

Health Care Providers & Services - 3.2%
Addus HomeCare Corp. (a)	4,741	468,838
Ensign Group, Inc.	5,833	754,790
		1,223,628

Hotels, Restaurants & Leisure - 1.7%
Wingstop, Inc.	2,835	639,519

Insurance - 9.3%
Baldwin Insurance Group, Inc. - Class A (a)	11,142	497,936
Goosehead Insurance, Inc. - Class A	7,944	937,869
Kinsale Capital Group, Inc.	1,296	630,776
Palomar Holdings, Inc. (a)	10,678	1,463,740
		3,530,321

IT Services - 2.2%
Twilio Inc. - Class A (a)	8,503	832,529

Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc. (a)	1,522	463,738

Machinery - 2.7%
ITT, Inc.	4,712	608,602
Kadant, Inc.	1,249	420,800
		1,029,402

Media - 1.3%
Nexstar Media Group, Inc. - Class A	2,719	487,299

Metals & Mining - 1.9%
Reliance, Inc.	2,544	734,580

Oil, Gas & Consumable Fuels - 3.8%
Expand Energy Corp.	7,220	803,731
Permian Resources Corp.	45,711	633,097
		1,436,828

Personal Care Products - 1.9%
BellRing Brands, Inc. (a)	9,424	701,711

Professional Services - 7.0%
Broadridge Financial Solutions, Inc.	3,499	848,368
CBIZ, Inc. (a)	12,135	920,561
Paylocity Holding Corp. (a)	4,788	896,984
		2,665,913

Real Estate Management & Development - 4.4%
Colliers International Group, Inc.	6,075	736,897
FirstService Corp.	5,504	913,389
		1,650,286

Semiconductors & Semiconductor Equipment - 1.8%
Tower Semiconductor Ltd. (a)	19,580	698,223

Software - 4.7%
Nutanix, Inc. - Class A (a)	10,303	719,253
Q2 Holdings, Inc. (a)	13,111	1,049,011
		1,768,264

Specialty Retail - 5.0%
Academy Sports & Outdoors, Inc.	10,829	493,911
Floor & Decor Holdings, Inc. - Class A (a)	4,821	387,946
Murphy USA, Inc.	2,135	1,003,044
		1,884,901

Textiles, Apparel & Luxury Goods - 1.9%
On Holding AG - Class A (a)	16,351	718,136

Trading Companies & Distributors - 2.7%
SiteOne Landscape Supply, Inc. (a)	2,695	327,281
Watsco, Inc.	1,350	686,205
		1,013,486
TOTAL COMMON STOCKS (Cost $28,499,799)		35,176,037

SHORT-TERM INVESTMENTS - 7.5%		Value
Money Market Funds - 7.5%	Shares
Fidelity Investments Money Market Government Portfolio - Class I, 4.23% (b)	584,633	584,633
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.29% (b)	1,138,473	1,138,473
MSILF Government Portfolio - Class Institutional, 4.27% (b)	1,138,473	1,138,473
TOTAL SHORT-TERM INVESTMENTS (Cost $2,861,579)		2,861,579

TOTAL INVESTMENTS - 100.2% (Cost $31,361,378)		38,037,616
Liabilities in Excess of Other Assets - (0.2)%		(59,374)
TOTAL NET ASSETS - 100.0%		$37,978,242
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at March 31, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,176,037	$–	$–	$35,176,037
Short-Term Investments	2,861,579	–	–	2,861,579
Total Investments*	$38,037,616	$–	$–	$38,037,616

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Small Mid Cap Equity Fund
Sector Classification
March 31, 2025 (Unaudited)
Sector:	% of Net Assets
Industrials	24.4%
Financials	24.2%
Information Technology	11.0%
Consumer Discretionary	9.5%
Health Care	8.3%
Real Estate	4.4%
Materials	3.9%
Energy	3.8%
Consumer Staples	1.9%
Communication Services	1.3%
Cash & Others	7.3%
100.0%